Cover	Jul. 19, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 19, 2024
Entity Registrant Name	American Oncology Network, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40177
Entity Tax Identification Number	85-3984427
Entity Address, Address Line One	14543 Global Parkway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Fort Myers
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33913
City Area Code	833
Local Phone Number	886-1725
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001839998
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001, per share
Trading Symbol	AONC
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	AONCW
Security Exchange Name	NONE